General, Description of Business, and Basis of Presentation General, Description of Business, and Basis of Presentation (Detail1) (USD $) In Millions, except Share data, unless otherwise specified		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Feb. 28, 2014 Subsequent Event [Member]	Dec. 31, 2013 Capital in excess of par value [Member]	Dec. 31, 2013 Noncontrolling Interests [Member]	Dec. 31, 2013 Deferred Income Taxes [Member]
Former business, ownership percentage	100.00%
Noncontrolling Interest, Increase from Subsidiary Equity Issuance			$ 408	$ 1,169	$ 242
Proceeds from Divestiture of Businesses		25
Class D Shares Received From Contribution		25,577,521
Future Purchases Of Class D Units		$ 200
Master limited partnership, general partner ownership percentage		2.00%